Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Balances and Transactions
Schedule of amounts due from related parties
	As of December 31,
	2013	2014
	$	$
Customer and supplier	981,648	684
Other	281,768	6,093,576
Total amounts due from related parties	1,263,416	6,094,260

Schedule of amounts due to related parties
	As of December 31,
	2013	2014
	$	$
Management	2,760,000	2,024,000
Customer and supplier	1,745,263	4,831,288
Other	1,030,249	500,898
Total amounts due to related parties	5,535,512	7,356,186

Schedule of revenue from customers who are related parties
	Years Ended December 31,
	2012	2013	2014
	$	$	$
Beijing China Real Estate Research Association Technology Ltd (“CRERAT”)	52,120	1,084,047	136,708
SINA Corporation (“SINA”)	1,855	—	445,733

Schedule of selling, general and administrative expenses recorded by the group
	Years Ended December 31,
	2012	2013	2014
	$	$	$
CRERAT	476,706	—	—
SINA	—	—	4,911,660
Shanghai Guanfu Treasure-house Assets Management Co., Ltd (“Guanfu Treasure-house”)	—	—	409,305

Schedule of cost of revenue recorded by the group
	Years Ended December 31,
	2012	2013	2014
	$	$	$
SINA	5,145,039	6,033,036	6,643,317

Schedule of intangible assets purchased by the group
	Years Ended December 31,
	2012	2013	2014
	$	$	$
SINA	—	—	1,473,498
Hangzhou Kuyue	—	—	1,778,188

Schedule of accounts receivable from related parties
	As of December 31,
	2013	2014
	$	$
CRERAT	981,648	684
CRERAT	(3,892)	—
SINA	(1,741,371)	(3,616,957)
Guanfu Treasure-house	—	(326,850)
Hangzhou Kuyue	—	(887,481)

Schedule of amounts due from (to) affiliates

	As of December 31,
	2013	2014
	$	$
Shanghai Yueshun Real Estate Development Co., Ltd. (1)	281,768	280,750
Shanghai Jin Yue Real Estate Development Co., Ltd. (2)	(392,219)	(390,801)
Suzhou Hehui Xuyuechang Equity Investment Center (“Xuyuechang Center”) (3)	(103,331)	285,272
Suzhou Hehui Xuyuerong Equity Investment Center (“Xuyuerong Center”) (3)	(480,081)	23,461
Suzhou Hehui Xuyuezhen Equity Investment Center (“Xuyuezhen Center”) (3)	(54,618)	115,447
E-House (China) Real Estate Investment Fund 1 L.P. (the “Fund”)(4)	—	5,388,646
Muxin Center(5)	—	(110,097)

Notes:

(1)	Xin Zhou is a director of the entity. The amount receivable (payable) is the rental cost paid (rental income received) by the Group on behalf of the entity.

(2)	Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.

(3)

The Group holds 0.6%, 0.5% and 0.5% equity interest of Xuyuechang Center, Xuyuerong Center and Xuyuezhen Center, respectively. The Group also acts as a non-acting general partner and provides investment advice to the entities. The amount payable of December 31, 2013 is the advance management fee received by the Group while the amount receivable of December 31, 2014 is the management fee receivable from the entities.

(4)

In January 2008, the Group formed the Fund, which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, E-House Real Estate Asset Management Limited, acts as the Fund’s general partner. The general partner receives annual management fee and carried interest on a success basis. Major investors of the Fund include institutions and high net worth individuals. Mr. Xin Zhou, the Company’s co-chairman and chief executive officer, and Mr. Neil Nanpeng Shen, director of the Company, invested a total of $28 million in the Fund. They are also among the minority shareholders of the general partner. The Group has no investment in the Fund. The amount receivable is the carried interest receivable from the Fund.

(5)

The Group holds 23.4% equity interest of Muxin Center. The Group also acts as general partner and provides investment advice to the entities. The amount payable is the advance management fee received by the Group.

Schedule of management fees from funds

	Years Ended December 31,
	2012	2013	2014
	$	$	$
E-House (China) Real Estate Investment Fund 1 L.P. (the “Fund”)	202,198	63,567	5,386,412
E-House Shengyuan Equity Investment Center (“Shengyuan Center”)	1,580,360	1,549,416	1,410,790
E-House Shengquan Equity Investment Center (“Shengquan Center”)	619,857	611,205	559,100
Wuling Center (Note 4)	—	3,804,667	3,012,485
Shouxin Center (Note 4)	—	—	120,858
Muxin Center (Note 4)	—	—	191,770
Others(1)	—	305,343	1,061,829
Total management fee or carried interest earned	2,402,415	6,334,198	11,743,244

Notes:

(1)	Others represent Xuyuechang Center, Xuyuerong Center and Xuyuezhen Center. The amount represents the management fee recognized from these entities during the periods.